Plant and Equipment - Schedule of Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Computer equipment and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	$ 2,826
Net carrying amount	1,926	$ 2,826
Ending balance	1,926	2,826
Motor vehicle [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	47,309
Net carrying amount	42,578	47,309
Ending balance	42,578	47,309
Gross Carrying Amount [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	50,135
Net carrying amount	44,504	50,135
Ending balance	44,504	50,135
Accumulated depreciation [Member] | Computer equipment and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	10,863	7,723
Depreciation for the period	897	3,094
Net carrying amount	11,760	10,863
Exchange realignment		46
Ending balance	11,760	10,863
Accumulated depreciation [Member] | Motor vehicle [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Depreciation for the period	4,731
Net carrying amount	4,731
Exchange realignment
Ending balance	4,731
Accumulated depreciation [Member] | Gross Carrying Amount [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	10,863	7,723
Depreciation for the period	5,628	3,094
Net carrying amount	16,491	10,863
Exchange realignment		46
Ending balance	16,491	10,863
Gross Carrying Amount [Member] | Computer equipment and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	13,689	13,620
Additions
Net carrying amount	13,686	13,689
Exchange realignment	(3)	69
Ending balance	13,686	13,689
Gross Carrying Amount [Member] | Motor vehicle [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	47,309
Additions		47,309
Net carrying amount	47,309	47,309
Exchange realignment
Ending balance	47,309	47,309
Gross Carrying Amount [Member] | Gross Carrying Amount [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	60,998	13,620
Additions		47,309
Net carrying amount	60,995	60,998
Exchange realignment	(3)	69
Ending balance	$ 60,995	$ 60,998